Accumulated other comprehensive income (loss), net of tax (Tables)	12 Months Ended
Mar. 31, 2024
Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax ("AOCI")
Changes in each component of AOCI for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024

	(in millions of yen)
AOCI, balance at beginning of fiscal year	318,114	440,112	649,395

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	(8,173)	(25,046)	(31,084)
Unrealized holding gains (losses) during year	(35,922)	(7,472)	20,972
Less: reclassification adjustments for losses (gains) included in net income	19,049	1,434	12,173

Change during year	(16,873)	(6,038)	33,145

Balance at end of fiscal year	(25,046)	(31,084)	2,061

Foreign currency translation adjustments:
Balance at beginning of fiscal year	(86,873)	94,104	227,660
Foreign currency translation adjustments during year	181,722	133,556	258,887
Less: reclassification adjustments for losses (gains) included in net income	(745)	—	(18,682)

Change during year	180,977	133,556	240,204

Balance at end of fiscal year	94,104	227,660	467,864

Defined benefit plan adjustments:
Balance at beginning of fiscal year	397,153	355,355	423,677
Unrealized gains (losses) during year	(22,825)	86,326	97,847
Less: reclassification adjustments for losses (gains) included in net income	(18,973)	(18,004)	(21,861)

Change during year	(41,798)	68,322	75,986

Balance at end of fiscal year	355,355	423,677	499,663

Own credit risk adjustments:
Balance at beginning of fiscal year	16,007	15,699	29,142
Unrealized gains (losses) during year	(858)	12,688	(15,403)
Less: reclassification adjustments for losses (gains) included in net income	550	755	1,251

Change during year	(308)	13,443	(14,152)

Balance at end of fiscal year	15,699	29,142	14,990
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	121,998	209,283	335,184

AOCI, balance at end of fiscal year	440,112	649,395	984,578

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2024:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(17,325)	5,151	(12,173)	—	(12,173)	Investment gains (losses)—net
Foreign currency t ranslation adjustments	18,682	—	18,682	—	18,682	Foreign exchange gains (losses)—net Other noninterest income
Defined benefit plan adjustments	31,617	(9,759)	21,858	3	21,861	Salaries and employee benefits
Own credit risk adjustments	(1,804)	552	(1,251)	—	(1,251)	Other noninterest income (expenses)

Total	31,171	(4,056)	27,115	3	27,118

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.